CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and Cash Equivalents	$ 40,758	$ 31,078
Restricted Cash	6,828	2,283
Accounts Receivable, Net	22,805	26,287
Prepaid Expenses	6,610	4,319
Inventory	23,914	31,183
Voyages in Progress	15,097	11,178
Other Current Assets	1,448	2,582
Total Current Assets	117,460	108,910
NON-CURRENT ASSETS
Vessels, net	740,802	768,584
Right of Use Assets	783	578
Other Non-Current Assets	2,767	1,124
Total Non-Current Assets	744,352	770,286
Total Assets	861,812	879,196
Current Liabilities
Accounts Payable	2,616	3,446
Accrued Voyage Expenses	9,378	11,748
Other Current Liabilities	12,055	10,858
Dividends Payable	25,056	12,528
Current Portion of Long-Term Debt	98,731	31,898
Total Current Liabilities	147,836	70,478
Long-Term Debt	187,024	269,697
Operating Lease Liabilities	418	0
Other Non-Current Liabilities	684	717
Total Non-Current Liabilities	188,126	270,414
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 360,000,000 shares authorized, 208,796,444 and 208,796,444 shares issued and outstanding at June 30, 2024, and December 31, 2023, respectively	2,087	2,087
Additional Paid-in Capital	192,112	191,004
Contributed Surplus	354,711	404,823
Accumulated other comprehensive loss	(2,206)	(2,094)
Accumulated Deficit	(20,854)	(57,516)
Total Shareholders' Equity	525,850	538,304
Total Liabilities and Shareholders' Equity	$ 861,812	$ 879,196